Purchase Allocations for Acquisitions (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 973,927	$ 973,927	$ 1,154,528
El Paso
Business Acquisition [Line Items]
Cash and cash equivalents		193,314
Accounts receivable		1,814,324
Inventories		932,184
Other current assets		613,860
Total current assets		3,553,682
Property and equipment		5,319,000
Intangible assets		8,293,000
Goodwill		603,250
Total assets acquired		17,768,932
Liabilities assumed:
Accounts payable and accrued liabilities		7,621,930
Other current liabilities		110,000
Short term debt		1,413,278
Current portion of long-term debt		1,982,848
Total current liabilities		11,128,056
Long-term debt, net of current portion		3,842,341
Other liabilities		2,798,535
Total liabilities assumed		17,768,932
Net assets acquired
El Paso Imaging Centers
Business Acquisition [Line Items]
Cash and cash equivalents
Accounts receivable
Inventories		7,500
Other current assets
Total current assets		7,500
Property and equipment		539,309
Intangible assets
Goodwill		370,678
Total assets acquired		917,487
Liabilities assumed:
Accounts payable and accrued liabilities		85,330
Other current liabilities
Short term debt		156,242
Current portion of long-term debt		78,423
Total current liabilities		319,995
Long-term debt, net of current portion		288,444
Other liabilities
Total liabilities assumed		608,439
Net assets acquired		309,048
El Paso Imaging Centers | Preliminary
Business Acquisition [Line Items]
Cash and cash equivalents
Accounts receivable
Inventories		7,500
Other current assets
Total current assets		7,500
Property and equipment		358,709
Intangible assets
Goodwill		551,278
Total assets acquired		917,487
Liabilities assumed:
Accounts payable and accrued liabilities		85,330
Other current liabilities
Short term debt		156,242
Current portion of long-term debt		78,423
Total current liabilities		319,995
Long-term debt, net of current portion		288,444
Other liabilities
Total liabilities assumed		608,439
Net assets acquired		$ 309,048